SHORT TERM INVESTMENTS	12 Months Ended
Dec. 31, 2015
SHORT TERM INVESTMENTS [Abstract]
SHORT TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

Short-term investments consist of held-to-maturity investments and available-for-sale investments.

Held to maturity investments

Held-to-maturity investments consist of various financial products purchased from Chinese commercial banks, which are classified as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from thirty to ninety days, with contractual maturity dates from October 22, 2015, to February 22, 2016 and estimated interest rates ranging from 4.35% to 4.60%. They are classified as short term investments on the consolidated balance sheets as its contractual maturity dates are less than one year. The repayments of principal of the financial products are not guaranteed by the Chinese commercial banks from which the financial products were purchased. Historically, the Company has received the principal and the interest in full upon maturity of these investments.

While these financial products are not publicly traded, the Company estimated that their fair value approximate their amortized costs considering their short term maturities and high credit quality. No OTTI loss was recognized for the year ended December 31 2015.

Available-for-sale investments

Investments other than held-to-maturity are classified as available-for-sale investments, which consist of various adjustable-income financial products purchased from Chinese commercial banks. All the available for sale investments did not have maturity date. They are classified as short-term investments on the consolidated balance sheets as management intend to hold them for a period less than one year.

Available-for-sale securities are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. The aging of all the available-for-sale investments were less than 12 months as of December 31, 2015. No OTTI loss was recognized for the year ended December 31 2015.

Short-term investments consisted of the following:

	As of December 31,
	2014	2015
	RMB	RMB

Held-to-maturity investments	-	151,790
Available-for-sale investments	-	103,602
Total	-	255,392

The amortized cost, gross unrecognized holding gains and losses, gross unrealized gain in accumulated other comprehensive income, and estimated fair value of investments as of December 31, 2015, are reflected in the tables below:

	As of December 31, 2015
	Amortized Cost	Gross unrecognized holding gains	Gross unrecognized holding loss	Gross unrealized gain in accumulated other comprehensive income	Estimated Fair value
Short-term investments:
Held-to-maturity investments	151,790	-	-	-	151,790

Available-for-sale investments	102,290	-	-	1,312	103,602

Gross realized gains and losses on available-for-sale investments were as follows:

	Years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Gross realized gains on sales	-	-	1,971	304
Gross realized losses on sales	-	-	(4,757)	(734)
Gains (losses) on sale of available-for-sale investments	-	-	(2,786)	(430)

Interest income recognized on held-to-maturity investments were as follows:

	Year Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	USD

Interest income recognized on held-to-maturity investments	-	-	7,027	1,085